Income Taxes - Schedule of Net Deferred Tax Assets (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforward		$ 9,779,000	$ 8,437,000
Compensation accruals		675,000	1,698,000
Foreign tax credits		552,000	585,000
Bad debt reserve		321,000	245,000
Interest expense limitation		274,000	558,000
Goodwill		78,000	175,000
Lease liability		1,119,000
Other		187,000	175,000
Startup/organizational costs		12,985,000	11,873,000
Deferred tax liabilities:
Capitalized commissions		(1,192,000)	(894,000)
Right of use asset		(972,000)
Fixed assets depreciation		(143,000)	(232,000)
Other intangibles amortization		(3,423,000)	(4,424,000)
Other		(25,000)
Total deferred tax liabilities		(5,755,000)	(5,550,000)
Net deferred tax assets before valuation allowance		7,230,000	6,323,000
Valuation allowance	$ (10,900,000)	(7,423,000)	(6,643,000)
Net deferred tax liabilities		(193,000)	(320,000)
Crescent Acquisition Corp
Deferred tax assets:
Startup/organizational costs	$ 1,036,683	885,206	70,106
Deferred tax liabilities:
Valuation allowance		(885,206)	(70,106)
Deferred tax assets, net of allowance		$ 0	$ 0